John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 98.5%		$64,460,076
(Cost $47,572,149)
Communication services 10.0%		6,532,918
Diversified telecommunication services 2.2%
Verizon Communications, Inc.	24,471	1,406,593
Interactive media and services 6.7%
Alphabet, Inc., Class A (A)	2,026	3,014,587
Facebook, Inc., Class A (A)	5,508	1,397,214
Media 1.1%
The New York Times Company, Class A	15,486	714,524
Consumer discretionary 10.9%		7,140,782
Hotels, restaurants and leisure 0.8%
Starbucks Corp.	6,871	525,838
Internet and direct marketing retail 1.1%
Booking Holdings, Inc. (A)	423	703,081
Multiline retail 1.7%
Target Corp.	8,950	1,126,626
Specialty retail 5.5%
The Home Depot, Inc.	4,405	1,169,483
The TJX Companies, Inc.	23,080	1,199,929
Tractor Supply Company	8,439	1,204,583
Textiles, apparel and luxury goods 1.8%
NIKE, Inc., Class B	12,409	1,211,242
Consumer staples 6.6%		4,316,639
Food and staples retailing 2.3%
Costco Wholesale Corp.	3,083	1,003,609
Sysco Corp.	9,690	512,117
Food products 1.1%
McCormick & Company, Inc.	3,805	741,595
Household products 1.5%
The Procter & Gamble Company	7,417	972,517
Personal products 1.7%
Unilever NV, NYRS	18,411	1,086,801
Energy 0.8%		537,771
Oil, gas and consumable fuels 0.8%
EOG Resources, Inc.	5,263	246,572
Marathon Petroleum Corp.	7,623	291,199
Financials 8.4%		5,520,293
Banks 5.0%
Bank of America Corp.	49,348	1,227,778
First Republic Bank	7,611	856,085
KeyCorp	67,512	810,819
The PNC Financial Services Group, Inc.	3,858	411,533
Capital markets 1.1%
The Bank of New York Mellon Corp.	19,398	695,418
Insurance 2.3%
Aflac, Inc.	15,716	559,019
The Travelers Companies, Inc.	8,387	959,641
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 14.3%		$9,348,867
Health care equipment and supplies 4.8%
Baxter International, Inc.	15,645	1,351,415
Becton, Dickinson and Company	2,096	589,689
Medtronic PLC	6,325	610,236
Stryker Corp.	3,066	592,658
Health care providers and services 3.3%
Anthem, Inc.	3,383	926,265
CVS Health Corp.	10,853	683,088
Quest Diagnostics, Inc.	4,475	568,638
Life sciences tools and services 2.6%
Illumina, Inc. (A)	1,797	686,742
IQVIA Holdings, Inc. (A)	6,166	976,633
Pharmaceuticals 3.6%
AstraZeneca PLC, ADR	17,864	996,454
Merck & Company, Inc.	17,037	1,367,049
Industrials 10.3%		6,716,058
Air freight and logistics 1.5%
United Parcel Service, Inc., Class B	6,818	973,338
Building products 1.9%
Trane Technologies PLC	11,153	1,247,686
Commercial services and supplies 1.0%
Waste Management, Inc.	5,690	623,624
Electrical equipment 2.7%
Eaton Corp. PLC	10,024	933,535
Rockwell Automation, Inc.	3,894	849,437
Machinery 2.1%
Deere & Company	4,862	857,219
Xylem, Inc.	7,030	513,049
Road and rail 1.1%
J.B. Hunt Transport Services, Inc.	5,550	718,170
Information technology 29.3%		19,160,363
Communications equipment 1.0%
Cisco Systems, Inc.	13,795	649,745
IT services 6.3%
Mastercard, Inc., Class A	7,047	2,174,211
PayPal Holdings, Inc. (A)	10,007	1,962,072
Semiconductors and semiconductor equipment 3.8%
ASML Holding NV, NYRS	2,167	766,511
First Solar, Inc. (A)	6,308	375,641
NXP Semiconductors NV	4,228	496,917
Texas Instruments, Inc.	6,748	860,707
Software 11.8%
Adobe, Inc. (A)	3,647	1,620,435
Autodesk, Inc. (A)	5,092	1,203,902
Microsoft Corp.	19,556	4,009,176
Palo Alto Networks, Inc. (A)	3,400	870,128
Technology hardware, storage and peripherals 6.4%
Apple, Inc.	9,813	4,170,918
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Materials 1.9%		$1,258,412
Chemicals 1.9%
Ecolab, Inc.	4,105	767,963
International Flavors & Fragrances, Inc.	3,894	490,449
Real estate 4.1%		2,698,087
Equity real estate investment trusts 3.6%
American Tower Corp.	4,880	1,275,583
AvalonBay Communities, Inc.	2,344	358,913
Prologis, Inc.	6,853	722,443
Real estate management and development 0.5%
CBRE Group, Inc., Class A (A)	7,787	341,148
Utilities 1.9%		1,229,886
Electric utilities 0.8%
Avangrid, Inc.	10,007	498,249
Water utilities 1.1%
American Water Works Company, Inc.	4,968	731,637

	Yield (%)	Shares	Value
Short-term investments 1.3%			$868,284
(Cost $868,284)
Short-term funds 1.3%			868,284
Federated Government Obligations Fund, Institutional Class	0.0600(B)	868,284	868,284

Total investments (Cost $48,440,433) 99.8%	$65,328,360
Other assets and liabilities, net 0.2%	140,682
Total net assets 100.0%	$65,469,042

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-20.
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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